Vanguard International Value Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (93.4%)
Australia (0.5%)
BHP Group Ltd.	1,818,241	47,872

Belgium (0.5%)
Anheuser-Busch InBev SA/NV	939,832	51,036

Brazil (0.8%)
BB Seguridade Participacoes SA	5,448,800	29,069
Cia de Saneamento Basico do Estado de Sao Paulo	1,983,300	23,135
Lojas Renner SA	2,408,200	18,987
		71,191
Canada (1.7%)
Nutrien Ltd.	1,621,162	52,794
Canadian National Railway Co.	428,358	41,843
Suncor Energy Inc.	2,488,018	39,137
Canadian Natural Resources Ltd.	1,217,100	21,472
		155,246
China (6.6%)
Tencent Holdings Ltd.	1,898,300	130,220
Ping An Insurance Group Co. of China Ltd.	8,349,000	88,092
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	18,335,500	86,849
China Mobile Ltd.	10,597,500	72,340
* Baidu Inc. ADR	497,511	59,403
ENN Energy Holdings Ltd.	4,605,900	55,832
Autohome Inc. ADR	451,528	39,576
* Alibaba Group Holding Ltd.	1,239,700	38,897
*,^ Weibo Corp. ADR	887,480	30,671
*,1 ESR Cayman Ltd.	7,563,800	18,653
		620,533
Denmark (1.5%)
Pandora A/S	805,516	51,232
Carlsberg A/S Class B	346,634	51,194
Vestas Wind Systems A/S	312,378	40,042
		142,468
Finland (1.9%)
* Nokia Oyj	24,845,174	119,260
Sampo Oyj Class A	1,586,756	57,352
		176,612
France (12.0%)
Sanofi	2,202,668	231,274
Vivendi SA	3,645,006	96,726
* Engie SA	6,643,596	88,501

* Safran SA	776,968	82,632
* Atos SE	928,367	79,384
* Airbus SE	1,067,483	78,136
Orange SA	6,635,477	77,774
Vinci SA	875,086	75,315
TOTAL SE	1,592,465	60,265
STMicroelectronics NV	2,111,813	59,336
Air Liquide SA	226,050	37,181
* BNP Paribas SA	906,789	36,583
* Alstom SA	648,073	36,113
* ArcelorMittal SA	2,147,325	23,775
* Credit Agricole SA	2,444,326	23,528
Thales SA	233,464	16,877
* Publicis Groupe SA	472,470	15,108
* Natixis SA	3,560,935	8,710
		1,127,218
Germany (8.3%)
SAP SE	1,010,829	159,563
* Fresenius Medical Care AG & Co. KGaA	1,279,651	112,740
E.On SE	8,097,730	95,068
* Volkswagen AG Preference Shares	464,899	68,051
Bayer AG	1,004,421	66,727
Commerzbank AG	10,692,541	54,951
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	205,564	54,490
Beiersdorf AG	434,298	51,858
Siemens AG	389,429	49,627
Knorr-Bremse AG	306,843	35,903
* MTU Aero Engines AG	145,066	25,153
		774,131
Hong Kong (1.7%)
CK Hutchison Holdings Ltd.	16,184,192	105,680
Swire Pacific Ltd. Class A	7,221,350	35,559
CK Asset Holdings Ltd.	3,466,500	19,248
		160,487
India (0.7%)
* ICICI Bank Ltd. ADR	4,814,528	45,209
Hero MotoCorp Ltd.	535,988	19,091
		64,300
Indonesia (0.4%)
^ Telekomunikasi Indonesia Persero Tbk PT ADR	1,237,937	25,390
Bank Mandiri Persero Tbk PT	38,768,300	15,409
		40,799
Ireland (0.4%)
* Ryanair Holdings plc ADR	468,428	35,132

Italy (2.0%)
Enel SPA	8,408,848	77,029
Eni SPA	5,778,704	51,476
* CNH Industrial NV	4,810,689	32,688
* UniCredit SPA	2,376,212	21,809
		183,002
Japan (14.2%)
Panasonic Corp.	16,722,300	144,838
Sony Corp.	1,443,800	112,176
Hitachi Ltd.	3,518,900	105,405

Sumitomo Mitsui Financial Group Inc.	3,701,900	98,642
Nintendo Co. Ltd.	196,500	86,423
Daiwa House Industry Co. Ltd.	3,627,800	80,056
Astellas Pharma Inc.	4,871,400	75,984
Mitsubishi Electric Corp.	4,616,600	60,265
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	54,398
Japan Tobacco Inc.	3,172,800	54,231
Makita Corp.	1,324,000	50,879
Sumitomo Electric Industries Ltd.	4,439,000	49,595
Shin-Etsu Chemical Co. Ltd.	394,200	46,137
East Japan Railway Co.	799,200	46,070
Shimano Inc.	201,900	43,840
Kao Corp.	502,200	36,432
Rohm Co. Ltd.	466,800	29,975
Suzuki Motor Corp.	840,200	27,570
Ulvac Inc.	903,909	26,815
Ryohin Keikaku Co. Ltd.	2,048,600	24,692
Mitsubishi Heavy Industries Ltd.	874,100	20,335
ITOCHU Corp.	894,800	19,620
Teijin Ltd.	1,227,300	17,724
Daiwa Securities Group Inc.	3,414,000	15,159
Sumitomo Chemical Co. Ltd.	2,747,800	7,929
1,335,190
Mexico (0.4%)
*	Grupo Financiero Banorte SAB de CV	10,853,600	38,967

Netherlands (2.9%)
ING Groep NV	10,710,423	74,683
Koninklijke DSM NV	375,464	57,471
Wolters Kluwer NV	572,943	45,219
*	AerCap Holdings NV	1,586,363	42,721
*	JDE Peet's BV	775,047	34,465
1	ABN AMRO Bank NV	2,367,401	19,663
274,222
Norway (0.8%)
Telenor ASA	2,957,256	45,715
Equinor ASA	2,160,496	32,393
78,108
Peru (0.6%)
Credicorp Ltd.	414,600	52,725

Singapore (1.2%)
Singapore Telecommunications Ltd.	35,267,900	64,007
DBS Group Holdings Ltd.	2,259,800	32,644
United Overseas Bank Ltd.	778,200	10,957
107,608
South Africa (0.3%)
Mr Price Group Ltd.	3,348,000	24,760

South Korea (6.7%)
Samsung Electronics Co. Ltd.	4,760,151	232,647
Samsung SDI Co. Ltd.	437,785	146,562
Posco	575,544	92,875
SK Hynix Inc.	889,006	62,245
LG Household & Health Care Ltd.	28,630	33,020

Hana Financial Group Inc.	984,207	24,423
KB Financial Group Inc.	605,341	17,915
Shinhan Financial Group Co. Ltd.	561,096	14,080
		623,767
Spain (0.8%)
Telefonica SA	12,921,505	54,115
Banco Santander SA	9,775,718	20,964
		75,079
Sweden (1.4%)
Assa Abloy AB Class B	1,622,721	35,823
* Hexagon AB Class B	544,190	35,589
* Nordea Bank Abp (XSTO)	4,466,248	34,498
* Nordea Bank Abp (XHEL)	3,861,674	29,739
		135,649
Switzerland (7.7%)
Novartis AG	2,842,435	234,123
Roche Holding AG	312,602	108,272
ABB Ltd.	3,439,727	86,383
Adecco Group AG	1,793,363	84,743
LafargeHolcim Ltd.	1,492,945	70,632
Credit Suisse Group AG	6,226,274	66,399
Lonza Group AG	82,824	51,793
* Flughafen Zurich AG	141,570	17,948
		720,293
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,187,200	93,658
Silicon Motion Technology Corp. ADR	371,881	15,385
		109,043
Thailand (0.1%)
Kasikornbank PCL (Foreign)	4,575,300	11,923

United Kingdom (11.0%)
Tesco plc	61,774,939	174,351
Kingfisher plc	35,971,380	113,673
AstraZeneca plc	1,017,635	112,428
Vodafone Group plc	59,004,268	88,675
RELX plc	3,451,954	72,671
Antofagasta plc	5,343,336	71,044
Unilever plc	939,481	55,942
BP plc	14,362,003	52,012
Standard Life Aberdeen plc	13,959,404	45,436
Prudential plc	2,997,692	42,839
Ferguson plc	457,807	40,357
HSBC Holdings plc	8,371,267	37,694
Lloyds Banking Group plc	110,533,821	37,660
Compass Group plc	2,359,200	32,461
Glencore plc	11,474,085	26,259
Direct Line Insurance Group plc	5,486,918	21,233
ITV plc	14,022,431	10,341
		1,035,076
United States (5.1%)
Aon plc Class A	395,870	81,240
Accenture plc Class A	355,763	79,968

*	Capri Holdings Ltd.	4,861,508	72,826
	Medtronic plc	739,966	71,392
	NXP Semiconductors NV	488,675	57,434
	RenaissanceRe Holdings Ltd.	260,654	47,017
	TechnipFMC plc	4,509,803	36,214
^	Linde plc	145,215	35,342
			481,433
Total Common Stocks (Cost $8,869,387)			8,753,870
Temporary Cash Investments (5.4%)
Money Market Fund (5.2%)
2,3Vanguard Market Liquidity Fund, 0.194%		4,861,204	486,120

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Cash Management Bill, 0.165%, 11/3/20	9,000	8,998
4	United States Cash Management Bill, 0.135%, 10/20/20	6,200	6,199
	United States Cash Management Bill, 0.116%, 9/29/20	1,250	1,250
	United States Treasury Bill, 0.087%, 9/24/20	3,300	3,299
			19,746
Total Temporary Cash Investments (Cost $505,768)			505,866
Total Investments (98.8%) (Cost $9,375,155)			9,259,736
Other Assets and Liabilities -Net (1.2%)			112,684
Net Assets (100%)			9,372,420
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,130,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $38,316,000, representing 0.4% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $40,127,000 was received for securities on loan.
4 Securities with a value of $11,978,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2020	927	84,060	1,389
MSCI Emerging Market Index	September 2020	697	37,265	2,545
				3,934

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4
p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official

International Value Fund

closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which mar ket quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ f rom quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performanc e and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of
Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2020, based on the inputs used to value them:

International Value Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,151,364	7,602,506	—	8,753,870
Temporary Cash Investments	486,120	19,746	—	505,866
Total	1,637,484	7,622,252	—	9,259,736
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,108	—	—	2,108
1 Represents variation margin on the last day of the reporting period.